ROYALTY, STREAM, AND OTHER INTERESTS (Narrative) (Details) $ / shares in Units, $ in Millions		1 Months Ended																				7 Months Ended	12 Months Ended
	Dec. 11, 2020 $ / shares	Oct. 31, 2021 USD ($)	Jun. 30, 2021 CAD ($)	Jun. 30, 2021 USD ($)	May 31, 2021 USD ($)	Apr. 30, 2021 USD ($)	Mar. 31, 2021 USD ($)	Feb. 28, 2021 CAD ($)	Feb. 28, 2021 USD ($)	Dec. 31, 2020 USD ($) Share	Oct. 31, 2020 USD ($)	Sep. 30, 2020 AUD ($) shares	Sep. 30, 2020 USD ($) shares	Sep. 28, 2020 $ / shares	Jun. 30, 2020 USD ($) $ / shares shares	May 31, 2020	May 22, 2020 USD ($) Share $ / shares	Feb. 29, 2020 USD ($)	Aug. 31, 2019 CAD ($)	Jun. 30, 2019 $ / shares shares	Feb. 28, 2006	Dec. 31, 2020 USD ($) Share shares	Dec. 31, 2021 USD ($)	May 31, 2020 USD ($) shares
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Purchase price of acquisition																						$ 4,416,619	$ 36,506,829	$ 3,683,997
Amalgamated Kirkland acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Percentage of NSR royalty interest								0.45%	0.45%
Purchase price of acquisition paid in cash								$ 700,000
Transaction costs on acquisition									$ 23,936
North Amalgamated Kirkland property [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Percentage of NSR royalty interest								0.45%	0.45%
Del Carmen acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Percentage of NSR royalty interest								0.50%	0.50%
Purchase price of acquisition paid in cash								$ 1,600,000
Transaction costs on acquisition									$ 60,067
Tocantinzinho acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Gross Value Return ("GVR") royalty interest percentage							0.75%
Purchase price of acquisition paid in cash					$ 3,000,000		$ 6,000,000
Purchase price of agreement							9,000,000
Transaction costs on acquisition							123,354
CentroGold acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Purchase price of acquisition paid in cash							7,000,000
Transaction costs on acquisition							83,552
Purchase price of agreement payable in shares							7,000,000
Payments of milestone							$ 11,000,000
CentroGold acquisition [Member] | Thereafter [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Percentage of NSR royalty interest							1.00%
CentroGold acquisition [Member] | Minimum [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Percentage of NSR royalty interest							1.00%
CentroGold acquisition [Member] | Maximum [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Percentage of NSR royalty interest							2.00%
CentroGold acquisition [Member] | Payable upon the achievement of commercial production/certain milestones [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Payments of milestone							$ 4,000,000
La Fortuna acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Percentage of NSR royalty interest						2.50%					1.00%
Purchase price of acquisition paid in cash						$ 1,250,000					$ 600,000
Purchase price of agreement						2,250,000					1,000,000
Remaining amount of purchase price of acquisition						1,000,000
Common shares issued for acquisitions of royalty interests											400,000
Transaction costs on acquisition						$ 43,776					$ 45,032
Net smelter return acquired capped percentage						2.50%
Net smelter return acquired uncapped addition percentage						1.00%
Net smelter return acquired uncapped increase in percentage						3.50%
Net smelter return acquired capped amount						$ 4,500,000
Côté-Gosselin acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Percentage of NSR royalty interest			1.35%	1.35%
Purchase price of acquisition paid in cash			$ 7,500,000
Transaction costs on acquisition				$ 49,208
Castle Mountain acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Percentage of NSR royalty interest		5.00%
Purchase price of acquisition paid in cash		$ 10,000,000
Purchase price of agreement		15,000,000
Remaining amount of purchase price of acquisition		5,000,000
Transaction costs on acquisition		$ 130,253
Percentage of remaining payment interest until fully repaid		4.00%
Wharf acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Gross Value Return ("GVR") royalty interest percentage															1.00%
Purchase price of agreement															$ 1,000,000
Number of common shares issued for acquisitions of royalty interests | shares															899,201							899,201
Share price per share | $ / shares															$ 5.52
Transaction costs on acquisition															$ 149,102
Fosterville acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Gross Value Return ("GVR") royalty interest percentage												2.50%	2.50%
Purchase price of acquisition												$ 6
Purchase price of acquisition paid in cash												$ 2
Number of common shares issued for acquisitions of royalty interests | shares												467,730	467,730									467,730
Share price per share | $ / shares														$ 8.10
Transaction costs on acquisition													$ 86,010
Genesis and GSI acquisitions [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Cash transferred										$ 1,000,000												$ 1,000,000
Number of common shares issued for acquisitions | Share										401,875												401,875
Considerations paid										$ 5,295,429
Share price per share | $ / shares	$ 10.23
Genesis and GSI acquisitions [Member] | Big Springs [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Percentage of NSR royalty interest										2.00%
Genesis and GSI acquisitions [Member] | Caldera [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Percentage of NSR royalty interest										1.00%
Genesis and GSI acquisitions [Member] | Golden Dome [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Percentage of NSR royalty interest										2.00%
Genesis and GSI acquisitions [Member] | Encumbered Golden Dome Claims [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Percentage of NSR royalty interest										1.00%
Genesis and GSI acquisitions [Member] | Green Springs [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Percentage of NSR royalty interest										2.00%
Genesis and GSI acquisitions [Member] | Pine Valley [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Percentage of NSR royalty interest										3.00%
Idaho Resources Corp. acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Cash transferred																	$ 2,147,523
Number of common shares issued for acquisitions | Share																	357,121
Considerations paid																	$ 4,436,939
Share price per share | $ / shares																	$ 5.90
Idaho Resources Corp. acquisition [Member] | Anglozeke [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Gross overriding return ("GOR") royalties percentage payable																0.50%
Idaho Resources Corp. acquisition [Member] | Red Hill [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Gross overriding return ("GOR") royalties percentage payable																1.50%
NuevaUnión acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Percentage of NSR royalty interest																		2.00%
Purchase price of agreement																		$ 8,000,000
Percentage of total consideration																		25.00%
Cash and common shares paid																		$ 2,000,000
Acquisition costs																		49,518
NuevaUnión acquisition [Member] | On Closing/Signing [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Purchase price of acquisition paid in cash																		750,000
NuevaUnión acquisition [Member] | February 2021 [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Purchase price of acquisition paid in cash																		250,000
NuevaUnión acquisition [Member] | Payable upon the achievement of commercial production/certain milestones [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Purchase price of acquisition paid in cash																		500,000
Purchase price of agreement payable in shares																		$ 500,000
Alamos royalty portfolio acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Number of common shares issued for acquisitions of royalty interests | shares																								2,574
Acquisition costs																								$ 57,675
Alamos royalty portfolio acquisition [Member] | Biricu [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Percentage of NSR royalty interest																				2.00%
Number of common shares issued for acquisitions of royalty interests | shares																				2,574
Share price per share | $ / shares																				$ 3.31
Tower Mountain project [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Percentage of NSR royalty interest																			2.00%
Result of Independent Mineral Resource Estimation report																					inferred resource of 151,000 ounces in a bulk tonnage model within 7,150,000 tonnes at an average grade of 0.66 grams per tonne gold.
Proceeds from sale of project																			$ 150,000
Fifteen Mile Stream (FMS) acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Percentage of NSR royalty interest																			3.00%
Purchase price of agreement																			$ 2,000,000
Acquisition costs																			30,067
Fifteen Mile Stream (FMS) acquisition [Member] | On Closing/Signing [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Purchase price of acquisition paid in cash																			500,000
Fifteen Mile Stream (FMS) acquisition [Member] | Payable upon the achievement of commercial production/certain milestones [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Purchase price of acquisition paid in cash																			$ 1,500,000